Earnings Per Share - Summary of Earnings Per Share (Detail) - AUD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share [Abstract]
Profit/(Loss) after income tax attributable to the owners of Benitec Biopharma Limited	$ 4,094	$ (11,640)	$ (5,690)
Weighted average number of ordinary shares used in calculating basic earnings per share	257,029,426	210,454,829	175,433,909
Weighted average number of ordinary shares used in calculating diluted earnings per share	257,029,426	210,454,829	175,433,909
Basic earnings per share	$ 0.0159	$ (0.0553)	$ (0.0324)
Diluted earnings per share	$ 0.0159	$ (0.0553)	$ (0.0324)